UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08743

Invesco Senior Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/19

Item 1. Reports to Stockholders.

Semiannual Report to Shareholders	August 31, 2019
Invesco Senior Income Trust
NYSE: VVR

2	Letters to Shareholders
3	Trust Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Consolidated Schedule of Investments
30	Consolidated Financial Statements
34	Consolidated Financial Highlights
35	Notes to Consolidated Financial Statements
44	Approval of Investment Advisory and Sub-Advisory Contracts
46	Distribution Information
47	Proxy Results
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Trust’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Trust electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 800 341 2929 to let the Trust know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Trust.
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg
Dear Shareholders:
This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our Trusts, including performance and holdings.
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco Senior Income Trust

Trust Performance

Performance summary
Cumulative total returns, February 28, 2019 to August 31, 2019
Trust at NAV	1.82%
Trust at Market Value	0.68
Credit Suisse Leveraged Loan Index▼	1.96
Market Price Discount to NAV as of 8/31/19	-12.47
Source: ▼Bloomberg L.P.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
    The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.
    The Trust is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Trust may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In September 2019, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursu-
ant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.
3	Invesco Senior Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
■	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
■	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
■	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium — a market price that is higher than its NAV — you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount — a market price that is lower than its NAV — you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.
4	Invesco Senior Income Trust

Consolidated Schedule of Investments
August 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–130.22%(b)(c)
Aerospace & Defense–4.05%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(d)	5.87%	12/06/2025		$ 165	$ 166,144
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 08/19/2015-03/29/2019; Cost $1,154,045)(d)	5.86%	08/11/2022		1,160	1,158,382
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	6.15%	06/28/2024		1,142	1,144,297
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 07/22/2014-02/08/2019; Cost $1,794,337)(d)(e)	0.00%	07/18/2021		1,794	1,794,337
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $1,704,660)(d)	8.83%	07/18/2021		1,815	1,815,004
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	4.87%	10/04/2024		4,838	4,253,655
NAC Aviation 8 Ltd. (Ireland), Term Loan (1 mo. USD LIBOR + 6.50%) (Acquired 03/24/2017; Cost $1,897,493)(d)	8.62%	12/31/2020		1,898	1,897,493
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)(d)	7.37%	04/29/2024		1,623	1,608,910
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	05/31/2025		1,327	1,330,206
Space Exploration Technologies Corp., Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 11/20/2018-06/06/2019; Cost $3,235,013)(d)	6.36%	11/21/2025		3,250	3,258,202
TransDigm, Inc.
Term Loan E (3 mo. USD LIBOR + 2.50%)	4.83%	05/30/2025		9,167	9,089,392
Term Loan F (3 mo. USD LIBOR + 2.50%)	4.83%	06/09/2023		1,828	1,818,258
Term Loan G (3 mo. USD LIBOR + 2.50%)	4.83%	08/22/2024		474	470,585
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	03/08/2025		807	778,729
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.62%	02/28/2021		2,653	2,655,747
Xebec Global Holdings, LLC, Term Loan (1 wk. USD LIBOR + 5.25%) (Acquired 02/06/2018-04/04/2019; Cost $1,308,711)(d)	7.93%	02/12/2024		1,315	1,321,211
					34,560,552
Air Transport–3.25%
American Airlines, Inc.
Term Loan (1 mo. USD LIBOR + 1.75%)	4.06%	06/27/2025		23	22,689
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.20%	12/14/2023		691	688,813
Avolon TLB Borrower 1 (US) LLC (Ireland), Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.92%	01/15/2025		2,922	2,931,632
Etraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	08/02/2024	EUR	561	620,464
Gol LuxCo S.A. (Brazil), Term Loan (6 mo. USD LIBOR + 6.50%) (Acquired 08/19/2015-06/04/2019; Cost $3,860,218)	6.50%	08/31/2020		3,881	3,939,129
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Air Transport–(continued)
Mesa Airlines, Inc.
Term Loan N913FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $159,702)(d)	7.02%	12/01/2021		$ 162	$ 160,136
Term Loan N914FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $185,105)(d)	7.02%	12/01/2021		187	185,608
Term Loan N915FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $156,327)(d)	7.02%	12/01/2021		158	156,751
Term Loan N916FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $200,073)(d)	7.02%	03/01/2022		203	200,615
Term Loan N917FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $182,051)(d)	7.02%	03/01/2022		184	182,545
Term Loan N947LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $207,034)(d)	7.02%	09/01/2022		210	207,596
Term Loan N948LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $212,866)(d)	7.02%	09/01/2022		216	213,444
Term Loan N950LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $234,250)(d)	7.02%	09/01/2022		237	234,885
Term Loan N951LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $221,808)(d)	7.02%	09/01/2022		225	222,410
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (Acquired 05/09/2019; Cost $2,914,100)(d)(f)	—	05/09/2024		2,973	2,914,100
Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 05/09/2019; Cost $8,742,299)(d)(f)	—	05/09/2024		8,921	8,742,299
WestJet Airlines Ltd. (Canada), Term Loan B (f)	—	08/07/2026		6,028	6,051,761
					27,674,877
Automotive–5.60%
Allison Transmission, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.17%	03/29/2026		14	14,084
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.43%	04/06/2024		1,733	1,701,988
Belron Finance US LLC
Term Loan B (3 mo. USD LIBOR + 2.50%)	4.46%	11/07/2024		1,129	1,132,149
Term Loan B (3 mo. USD LIBOR + 2.50%)	4.43%	11/13/2025		459	460,725
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.38%	05/19/2023		862	812,750
Garrett Borrowing LLC (Switzerland)
Term Loan B (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2025	EUR	183	199,298
Term Loan B (3 mo. USD LIBOR + 2.50%)	4.82%	09/27/2025		619	613,937
IAA Spinco Inc., Term Loan (f)	—	06/29/2026		1,251	1,258,284
Mavis Tire Express Services Corp.
Delayed Draw Term Loan (e)	3.53%	03/20/2025		271	265,952
Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	03/20/2025		2,131	2,094,919
Muth Mirror Systems, LLC
Revolver Loan (Acquired 04/23/2019; Cost $1,492,344)(d)(f)	—	04/23/2025		1,523	1,492,344
Term Loan (3 mo. USD LIBOR + 5.25%) (Acquired 04/23/2019; Cost $18,094,675)(d)(f)	—	04/23/2025		18,464	18,094,675
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.70%	11/06/2024		613	612,148
Panther BF Aggregator 2 L.P. (Canada)
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	04/30/2026	EUR	1,218	1,341,615
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.61%	04/30/2026		2,615	2,582,773
Project Boost Purchaser, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	06/01/2026		1,232	1,223,830
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.11%	05/22/2024		1,317	1,267,418
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.11%	10/01/2025		4,814	4,498,784
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
ThermaSys Corp.
Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 12/31/2018; Cost $150,363)(d)	8.33%	10/02/2023		$ 150	$ 136,830
Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 12/31/2018; Cost $969,056)	8.33%	01/01/2024		822	746,988
TI Group Automotive Systems, L.L.C. (United Kingdom), Term Loan (1 mo. USD LIBOR + 2.50%)	4.61%	06/30/2022		1,350	1,341,779
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	5.00%	03/07/2024		1,796	1,799,061
Transtar Holding Co.
Delayed Draw Term Loan (Acquired 04/11/2017-07/06/2017; Cost $160,515)(d)(e)	0.00%	04/11/2022		160	160,277
First Lien Term Loan (2 mo. USD LIBOR + 4.25%) (Acquired 10/03/2012-06/13/2016; Cost $1,820,969)(d)	6.43%	04/11/2022		1,824	1,810,172
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/11/2019; Cost $607,622)(d)(g)	7.75%	04/11/2022		644	644,284
Wand NewCo 3, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.71%	02/05/2026		362	364,160
Winter Park Intermediate, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.86%	04/04/2025		1,030	1,022,633
					47,693,857
Beverage & Tobacco–0.65%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	12/13/2023		766	731,800
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.36%	12/13/2023		2,969	2,844,667
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	6.37%	12/13/2023		346	339,148
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)(d)	5.61%	03/20/2024		674	660,535
Arterra Wines Canada, Inc. (Canada), First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	5.17%	12/15/2023		948	945,692
					5,521,842
Building & Development–2.46%
American Builders & Contractors Supply Co., Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	4.11%	10/31/2023		2,704	2,684,016
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	01/02/2025		44	44,037
Capital Automotive L.P., Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	8.12%	03/24/2025		1,046	1,052,576
DiversiTech Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.83%	06/02/2025		65	63,994
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.33%	06/03/2024		992	969,990
Financiere Persea (Proxiserve) (France), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR	268	296,306
Foncia Groupe S.A.S. (France), Term Loan B-3 (3 mo. EURIBOR + 3.00%)	3.00%	09/07/2023	EUR	617	677,771
Forterra Finance, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	10/25/2023		1,309	1,226,752
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan B	4.25%	07/04/2024	EUR	539	590,787
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	11/15/2023		3,548	3,517,682
Quimper AB (Sweden)
First Lien Term Loan B-1 (2 mo. EURIBOR + 4.25%) (Acquired 03/04/2019; Cost $1,326,795)	4.25%	02/15/2026	EUR	1,176	1,300,387
First Lien Term Loan B-2 (2 mo. EURIBOR + 4.25%) (Acquired 03/04/2019; Cost $64,242)	4.25%	02/15/2026	EUR	57	62,963
Second Lien Term Loan (6 mo. EURIBOR + 8.25%) (Acquired 03/01/2019-03/07/2019; Cost $542,047)(d)	8.25%	02/13/2027	EUR	487	539,496
Re/Max, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	12/15/2023		2,051	2,028,129
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.42%	02/08/2025		3,641	3,525,329
SRS Distribution, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.37%	05/23/2025		0	307
TAMKO Building Products, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.55%	05/29/2026		1,003	1,005,597
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	6.33%	07/24/2024		1,373	1,341,629
					20,927,748
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–12.25%
Alorica, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.86%	06/30/2022		$ 1,346	$ 1,261,159
Altran Technologies (France), Term Loan B (3 mo. USD LIBOR + 2.50%)	4.89%	03/20/2025		480	481,159
Asurion LLC
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.61%	08/04/2025		6,665	6,774,658
Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.11%	08/04/2022		20	20,032
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.11%	11/03/2023		9,034	9,049,335
Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	5.11%	11/03/2024		95	95,046
AVS Group GmbH (Germany), Term Loan B	3.75%	07/17/2026	EUR	285	315,243
Blackhawk Network Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	06/15/2025		360	358,269
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.25%	06/15/2026		537	538,426
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	5.26%	05/22/2024		1,471	1,474,889
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.52%	06/21/2024		3,170	3,016,990
Brightview Landscapes, LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	4.66%	08/15/2025		2,034	2,037,731
Cast & Crew Payroll, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.12%	02/09/2026		272	273,464
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.61%	03/01/2024		2,542	2,517,930
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 3.18% Cash Rate (g)	9.50%	08/15/2023		497	235,977
Term Loan (1 mo. USD LIBOR + 7.50%)	9.69%	02/15/2023		391	324,770
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.71%	08/08/2025		389	379,842
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	9.46%	08/08/2026		106	104,736
Crossmark Holdings, Inc., Exit Term Loan (1 mo. USD LIBOR + 10.00%)	12.15%	07/26/2023		381	385,163
Dakota Holding Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	02/13/2025		535	521,557
Dream Secured Bondco AB (Sweden), Term Loan B1F (3 mo. EURIBOR + 3.50%)	3.50%	10/21/2022	EUR	416	459,066
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.75%)	7.15%	02/06/2026		2,683	2,692,985
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	04/16/2025		1,404	1,376,067
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	11.11%	04/16/2026		520	497,908
Global Payments, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.86%	04/21/2023		49	49,332
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.86%	10/17/2025		982	982,844
GlobalLogic Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	08/01/2025		850	851,686
Holding Socotec (France), Term Loan B-4 (f)	—	07/27/2024	EUR	589	648,869
I-Logic Technologies Bidco Ltd. (United Kingdom)
Term Loan (3 mo. USD LIBOR + 3.00%)	5.65%	12/20/2024		221	215,424
Term Loan (3 mo. EURIBOR + 3.00%)	4.00%	12/21/2024	EUR	2,262	2,502,471
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%) (Acquired 07/28/2017; Cost $1,043,151)(d)	5.51%	06/23/2024	GBP	801	975,150
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%) (Acquired 03/05/2019; Cost $1,610,935)(d)	6.83%	03/05/2026		1,627	1,610,935
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 03/05/2019; Cost $1,071,489)(d)	10.83%	03/05/2027		1,105	1,101,866
ION Trading Technologies S.a.r.l. (Ireland), Term Loan (6 mo. USD LIBOR + 4.00%)	6.65%	11/21/2024		857	825,904
Iron Mountain, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.86%	01/02/2026		1,543	1,527,627
KAR Auction Services, Inc., Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	4.88%	03/09/2023		809	809,860
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	07/23/2021		366	342,465
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.58%	07/23/2021		4,036	3,740,783
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.86%	04/25/2025		2,759	2,776,071
Kronos, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	5.26%	11/01/2023		395	394,821
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.48%	03/13/2025		20	20,200
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
LegalZoom.com, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.61%	11/21/2024		$ 586	$ 589,603
Monitronics International, Inc.
DIP Loan (1 mo. USD LIBOR + 5.00%) (Acquired 07/03/2019-06/27/2019; Cost $2,270,325)(d)(e)	6.06%	07/03/2020		2,270	2,270,325
Term Loan (1 mo. USD LIBOR + 5.00%) (Acquired 06/27/2019; Cost $2,595,907)	7.11%	07/01/2024		2,662	2,662,469
Term Loan B-2 (1 mo. USD LIBOR + 4.50%) (Acquired 04/17/2018-05/22/2019; Cost $5,142,064)	8.61%	09/30/2022		5,405	5,102,446
On Assignment, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.11%	04/02/2025		193	193,624
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.22%	03/18/2024		32	31,872
Prime Security Services Borrower, LLC, Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.86%	05/02/2022		2,262	2,263,164
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.12%	01/29/2025		863	845,596
Red Ventures, LLC (New Imagitas, Inc.), Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.11%	11/08/2024		688	688,549
Refinitiv US Holdings, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	5.86%	10/01/2025		7,860	7,906,530
Sector Alarm Holding A.S. (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	06/04/2026	EUR	515	571,180
ServPro Borrower, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	03/26/2026		252	252,134
SMS Systems Maintenance Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	10/30/2023		2,196	1,806,265
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.58%	11/14/2022		8,486	8,314,557
Techem Verwaltungsgesellschaft Gmbh (Germany), Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	07/31/2025	EUR	333	368,591
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	05/01/2024		0	287
TNS, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.26%	02/14/2020		1,596	1,577,590
Travelport Finance (Luxembourg) S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 5.00%)	7.54%	03/20/2026		1,269	1,171,756
Ventia Deco LLC (Australia), Term Loan B (3 mo. USD LIBOR + 3.50%)(d)	5.85%	06/25/2026		1,439	1,440,404
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	05/16/2022		2,386	2,350,594
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	05/16/2022		397	391,432
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.11%	05/12/2023		119	115,607
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.11%	05/14/2023		21	20,248
West Corp.
Term Loan B (1 mo. USD LIBOR + 4.00%)	6.11%	10/10/2024		2,868	2,576,932
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.61%	10/10/2024		1,332	1,188,369
WEX, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.36%	05/17/2026		3,547	3,561,049
WowMidco SAS (France)
Term Loan B	3.50%	08/02/2026	EUR	1,037	1,144,465
Term Loan B	5.52%	08/08/2026	GBP	391	475,519
					104,449,867
Cable & Satellite Television–6.51%
Altice Financing S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	6.20%	08/14/2026		5,241	5,207,075
Term Loan (1 mo. USD LIBOR + 2.75%)	4.94%	07/15/2025		817	794,309
Term Loan (1 mo. USD LIBOR + 2.75%)	4.95%	01/31/2026		927	898,102
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	5.88%	01/31/2026		6,130	6,036,151
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	01/03/2025		4,149	4,138,456
Charter Communications Operating, LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.33%	04/30/2025		116	116,088
CSC Holdings, LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	4.45%	01/15/2026		2,178	2,171,892
Term Loan (1 mo. USD LIBOR + 2.25%)	4.45%	07/17/2025		9,511	9,487,553
Term Loan (1 mo. USD LIBOR + 2.50%)	4.70%	01/25/2026		1,875	1,877,790
Ion Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.12%	12/18/2024		3,050	3,048,867
Mediacom Illinois LLC, Term Loan N (1 wk. USD LIBOR + 1.75%)	3.89%	02/15/2024		909	910,707
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Telenet Financing USD LLC (Belgium), Term Loan AN (1 mo. USD LIBOR + 2.25%)	4.45%	08/15/2026		$ 6,086	$ 6,079,238
Virgin Media Bristol LLC, Term Loan K (1 mo. USD LIBOR + 2.50%)	4.69%	01/15/2026		8,286	8,294,859
Ziggo Secured Finance Partnership (Netherlands)
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.69%	04/15/2025		6,294	6,259,813
Term Loan F (6 mo. EURIBOR + 3.00%)	3.00%	04/15/2025	EUR	157	172,575
					55,493,475
Chemicals & Plastics–4.63%
Alpha US Bidco, Inc. (United Kingdom), Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.33%	01/31/2024		1,409	1,372,651
Ascend Performance Materials Operations LLC, Term Loan B (f)	—	08/15/2026		4,133	4,143,403
Avantor, Inc.
Term Loan B-1 (1 mo. EURIBOR + 3.25%)	3.25%	11/21/2024	EUR	424	471,243
Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.11%	11/21/2024		58	58,717
Cabot Microelectronics Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	4.38%	11/14/2025		1,728	1,733,788
Charter NEX US, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	05/16/2024		526	526,424
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	05/16/2024		245	241,030
Chemours Co. (The), Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.87%	04/03/2025		85	82,291
Cyanco Intermediate 2 Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	03/16/2025		242	241,235
Encapsys, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	11/07/2024		7	7,527
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.58%	02/14/2024		569	568,032
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.58%	02/14/2024		556	555,946
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	4.76%	08/07/2024		605	606,398
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	4.17%	10/20/2024		1,512	1,507,043
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	418	459,337
Term Loan B (3 mo. USD LIBOR + 3.50%)(d)	5.82%	06/26/2026		1,394	1,394,057
Ineos US Finance LLC (Luxembourg), Term Loan (2 mo. USD LIBOR + 2.00%)	4.26%	03/31/2024		168	164,881
Invictus US NewCo LLC
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	5.15%	03/28/2025		836	829,825
Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	8.90%	03/30/2026		522	519,608
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 01/26/2018; Cost $201,846)	9.11%	01/31/2026		203	186,632
Term Loan (1 mo. USD LIBOR + 3.25%) (Acquired 01/26/2018-07/30/2019; Cost $611,900)	5.36%	01/31/2025		620	579,759
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.83%	03/01/2026		7,242	7,207,420
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	5.81%	11/14/2025		1,068	1,068,879
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	5.75%	10/14/2024		1,628	1,623,029
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	233	246,064
Term Loan B (1 mo. USD LIBOR + 4.75%)	6.89%	02/27/2026		651	624,480
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.76%	02/05/2025		1,195	1,195,993
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.70%	11/20/2023		1,676	1,610,039
Spectrum Holdings III Corp., First Lien Delayed Draw Term Loan (e)	0.00%	01/31/2025		14	12,778
Starfruit US Holdco LLC (Netherlands), Term Loan (1 mo. USD LIBOR + 3.25%)	5.46%	10/01/2025		8,048	7,798,007
Tata Chemicals North America, Inc. (India), Term Loan (3 mo. USD LIBOR + 2.75%)	5.12%	08/07/2020		980	981,740
Trinseo Materials Finance, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.11%	09/06/2024		224	221,532
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.95%	09/23/2024		654	649,744
Univar, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	4.61%	07/01/2024		0	121
					39,489,653
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Clothing & Textiles–1.44%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	09/27/2024		$ 5,294	$ 5,282,484
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.87%	09/29/2025		1,619	1,626,841
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.23%	05/01/2024		882	793,871
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	6.80%	05/17/2026		760	765,668
Mascot Bidco Oy (Finland), Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR	1,023	1,130,340
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.86%	04/25/2025		942	917,253
Varsity Brands Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	12/16/2024		1,765	1,721,647
					12,238,104
Conglomerates–0.54%
CTC AcquiCo GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 2.50%)	2.50%	03/07/2025	EUR	564	612,940
Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	4.87%	03/07/2025		723	713,666
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.87%	06/27/2024		818	810,088
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.21%	02/03/2025		1,851	1,781,516
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.96%	02/03/2025		399	388,475
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.96%	02/02/2026		264	257,511
					4,564,196
Containers & Glass Products–3.90%
Berlin Packaging, LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	5.22%	11/07/2025		1,542	1,511,735
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.33%	11/07/2025		993	970,593
Berry Global, Inc.
Term Loan U (1 mo. USD LIBOR + 2.50%)(f)	—	07/01/2026		13,471	13,485,563
Term Loan V (1 mo. EURIBOR + 2.50%)(f)	—	05/17/2026	EUR	286	315,649
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	5.59%	04/03/2024		324	315,612
Consolidated Container Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	05/22/2024		1,311	1,293,317
Incremental Term Loan (3 mo. USD LIBOR + 3.50%)	5.61%	06/26/2026		959	956,975
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%) (Acquired 03/24/2017; Cost $3,098,684)(d)	6.34%	03/21/2024		3,138	3,075,149
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	5.57%	06/29/2025		4,498	4,299,672
Term Loan (3 mo. USD LIBOR + 3.25%)	5.32%	12/29/2023		36	34,234
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.31%	10/19/2023		2,428	2,388,877
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.81%	10/21/2024		203	193,382
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	6.33%	11/21/2023		2,036	2,024,421
Klockner Pentaplast of America, Inc. (Luxembourg)
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	390	382,775
Term Loan (1 mo. USD LIBOR + 4.25%)	6.36%	06/30/2022		394	354,087
Refresco Group, N.V. (Netherlands)
Term Loan	4.78%	03/28/2025	EUR	247	272,517
Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR	247	272,517
Term Loan B-3 (3 mo. USD LIBOR + 3.25%)	5.41%	03/28/2025		338	338,826
TricorBraun, Inc., Term Loan (2 mo. USD LIBOR + 3.75%)	6.02%	11/30/2023		131	127,664
Trident TPI Holdings, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.36%	10/17/2024		444	425,811
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	10/17/2024	EUR	207	219,455
					33,258,831
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries–1.21%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	09/26/2024		$ 3,209	$ 2,995,428
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.86%	09/26/2025		1,336	1,176,380
Anastasia Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	08/11/2025		696	546,775
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.46%	04/05/2025		5,134	4,984,131
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.38%	06/30/2024		218	216,994
Prestige Brands, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.11%	01/26/2024		81	80,836
Rodenstock Holding GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR	287	304,290
					10,304,834
Drugs–1.86%
Catalent Pharma Solutions, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.36%	05/17/2026		2,024	2,035,101
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.37%	04/29/2024		4,132	3,784,878
Grifols Worldwide Operations USA, Inc. (Spain), Term Loan B (1 wk. USD LIBOR + 2.25%)	4.39%	01/31/2025		878	879,600
Valeant Pharmaceuticals International, Inc. (Canada)
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.95%	11/27/2025		4,135	4,138,326
Term Loan (1 mo. USD LIBOR + 3.00%)	5.20%	06/02/2025		4,980	4,995,542
					15,833,447
Ecological Services & Equipment–1.63%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	4.39%	11/10/2023		2,158	2,162,539
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	05/11/2025		1,167	1,107,569
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	05/30/2025		7,150	7,094,314
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%) (Acquired 03/16/2018; Cost $484,343)	5.61%	03/20/2025		487	485,256
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%) (Acquired 03/16/2018; Cost $407,540)(d)	9.87%	03/20/2026		416	397,143
Tunnel Hill Partners, L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	02/06/2026		937	933,121
US Ecology, Inc., Term Loan	4.79%	08/14/2026		497	499,578
WCA Waste Systems, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.61%	08/11/2023		1,224	1,219,451
					13,898,971
Electronics & Electrical–13.20%
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	9.33%	09/19/2025		77	77,517
Barracuda Networks, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.40%	02/12/2025		141	141,470
Blackboard, Inc., Term Loan B-4 (3 mo. USD LIBOR + 5.00%)	7.30%	06/30/2021		11	10,703
Boxer Parent Co., Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	6.58%	10/02/2025		1,082	1,024,518
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.26%	04/18/2025		1,257	1,198,232
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.08%	06/16/2023		5,585	5,557,053
Carbonite, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.01%	03/26/2026		1,220	1,217,831
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	04/06/2026		6,868	6,847,774
Dell International LLC
Term Loan A-6 (1 mo. USD LIBOR + 1.75%)	3.94%	03/13/2024		359	358,207
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.12%	09/07/2023		382	383,463
Diebold Nixdorf, Inc.
Term Loan A (1 mo. USD LIBOR + 4.75%)	7.00%	04/30/2022		596	588,807
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	11.38%	08/31/2022		2,728	2,892,003
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	752	780,204
Term Loan B (1 mo. USD LIBOR + 2.75%)	5.00%	11/06/2023		1,952	1,849,301
DigiCert Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.11%	10/31/2024		149	148,964
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.11%	10/31/2025		313	312,883
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Dynatrace LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.86%	08/22/2025		$ 852	$ 853,349
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.50%	12/17/2025		4,251	4,245,732
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.11%	05/06/2026		1,454	1,456,770
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/04/2025	EUR	2,248	2,454,039
Finastra USA, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.70%	06/13/2024		1,687	1,631,343
Go Daddy Operating Company, LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	4.11%	02/15/2024		2,359	2,366,552
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	07/01/2024		1,236	1,233,236
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.11%	07/07/2025		369	371,303
IGT Holding IV AB (Sweden), Term Loan B (3 mo. USD LIBOR + 3.50%)	6.08%	07/26/2024		1,368	1,364,248
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.93%	01/11/2027		841	830,272
Term Loan (1 mo. USD LIBOR + 4.00%)	6.31%	01/10/2026		293	291,548
MA Finance Co., LLC (United Kingdom), Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.36%	11/19/2021		287	285,052
Marcel Bidco LLC
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.36%	03/11/2025		362	357,148
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	03/11/2025	EUR	135	148,424
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	8.34%	05/08/2025		3,052	3,059,330
McAfee, LLC, Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	09/30/2024	EUR	1,509	1,664,116
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.37%	08/15/2022		1,762	1,773,285
Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.12%	05/29/2025		1,675	1,678,411
Mirion Technologies, Inc., Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	6.33%	03/06/2026		465	466,882
MKS Instruments, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	4.36%	01/30/2026		684	687,134
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	5.40%	07/05/2023		806	807,894
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)(f)	—	04/29/2026		2,287	2,292,331
NCR Corp.
Delayed Draw Term Loan (f)	—	08/08/2026		1,183	1,182,236
Term Loan (f)	—	08/28/2026		1,352	1,351,127
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.61%	08/08/2024		2,878	2,799,062
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	6.61%	08/08/2024		1,003	986,184
OEConnection LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%) (Acquired 11/22/2017; Cost $992,938)(d)	6.12%	11/22/2024		998	997,928
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/22/2017; Cost $191,346)(d)	10.12%	11/22/2025		193	194,728
Omnitracs, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.10%	03/23/2025		515	510,203
ON Semiconductor Corp., Term Loan B-3	3.89%	03/31/2023		398	397,527
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.36%	01/31/2025		548	362,903
Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	02/01/2024		2,378	1,973,544
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.61%	07/02/2025		3,662	3,652,639
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(d)	6.45%	01/02/2025		1,956	1,951,410
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	6.45%	07/07/2023		1,152	1,150,567
Term Loan (6 mo. USD LIBOR + 4.50%)	6.70%	07/07/2023		1,086	1,088,033
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.51%	05/16/2025		5,794	5,658,651
Renaissance Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	05/30/2025		1,034	1,015,747
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.11%	05/29/2026		349	335,910
Resideo Funding, Inc, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.33%	10/25/2025		650	652,315
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.37%	04/24/2022		5,683	4,779,709
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
RP Crown Parent, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.86%	10/12/2023		$ 639	$ 638,821
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(d)	6.61%	10/31/2025		1,854	1,849,257
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	10.11%	11/02/2026		271	266,897
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.86%	10/31/2025		2,120	2,116,766
Severin Acquisition, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.46%	08/01/2025		39	38,479
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)(d)	5.64%	05/16/2025		371	346,014
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.36%	04/16/2025		2,690	2,696,489
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.36%	04/16/2025		1,818	1,822,145
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	4.36%	04/16/2025		4,738	4,745,561
Sybil Software LLC
Term Loan (3 mo. USD LIBOR + 2.25%)	4.58%	09/29/2023		2,032	2,040,186
Term Loan (3 mo. EURIBOR + 2.50%)	2.50%	09/30/2023	EUR	11	12,107
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.73%	09/28/2024		3,287	3,285,943
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	05/04/2026		4,195	4,210,928
Verint Systems, Inc., Term Loan (2 mo. USD LIBOR + 2.00%)	4.23%	06/29/2024		856	860,760
Wall Street Systems Delaware, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.65%	11/21/2024		805	783,058
Western Digital Corp., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.86%	04/29/2023		648	647,461
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.61%	12/01/2023		1,450	1,435,880
					112,544,504
Equipment Leasing–0.02%
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.86%	10/31/2025		182	182,799
Financial Intermediaries–1.08%
Edelman Financial Center, LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.43%	07/19/2025		214	214,111
Evergood 4 APS (Denmark)
Term Loan B-1E (2 mo. EURIBOR + 3.25%)	3.00%	02/06/2025	EUR	398	437,508
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR	98	108,467
Term Loan B-2	3.75%	02/06/2025	EUR	132	145,498
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	4.12%	03/22/2024		1,270	1,188,193
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.40%	09/23/2024		1,974	1,981,521
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	8.33%	05/31/2023		3,489	3,391,086
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR	552	595,836
Stiphout Finance LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	10/26/2022		1,096	1,082,243
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.36%	10/26/2023		22	21,918
					9,166,381
Food & Drug Retailers–0.14%
Albertsons Co., Inc., Term Loan B-8 (1 mo. USD LIBOR + 2.75%)	4.86%	08/17/2026		250	251,461
Carrols Restaurant Group, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.40%	04/30/2026		1,006	976,581
					1,228,042
Food Products–4.23%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.96%	10/01/2025		694	696,461
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.97%	10/01/2026		656	651,408
CHG PPC Parent LLC
Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	03/31/2025		895	889,501
Term Loan B (1 mo. EURIBOR + 4.00%)	4.00%	03/31/2025	EUR	186	206,670
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.29%	07/03/2020		2,810	2,697,342
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.90%	04/06/2024		4,342	4,296,161
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
H-Food Holdings, LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	6.11%	05/23/2025		$ 133	$ 130,341
Term Loan (1 mo. USD LIBOR + 3.69%)	5.80%	05/23/2025		4,087	3,984,704
Hostess Brands, LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	4.45%	08/03/2022		9	9,397
Jacobs Douwe Egberts International B.V. (Netherlands), Term Loan B (1 mo. USD LIBOR + 2.00%)	4.25%	11/01/2025		1,287	1,289,862
JBS USA Lux S.A., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.61%	05/01/2026		8,008	8,034,510
Manna Pro Products, LLC
Delayed Draw Loan (Acquired 05/30/2019; Cost $434,747)(d)(e)	0.00%	12/08/2023		439	434,746
Incremental Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $1,471,477)(d)	8.11%	12/08/2023		1,485	1,470,477
Mastronardi Produce-USA, Inc. (Canada), Term Loan B (1 mo. USD LIBOR + 3.25%) (Acquired 04/19/2018; Cost $681,250)	5.36%	05/01/2025		683	682,957
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.45%	05/15/2024		1,597	1,591,053
Shearer’s Foods, LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.36%	06/30/2021		1,775	1,775,254
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.86%	06/30/2022		210	208,811
United Natural Foods, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.36%	10/22/2025		8,472	7,038,437
					36,088,092
Food Service–3.29%
Aramark Services, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.08%	03/11/2025		8	7,964
Carlisle FoodService Products, Inc.
Delayed Draw Term Loan (f)	—	03/20/2025		69	65,636
Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	03/20/2025		674	642,757
EG Finco Ltd. (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	6.33%	02/06/2025		778	768,797
Term Loan B (3 mo. USD LIBOR + 4.00%)	6.33%	02/06/2025		612	604,265
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR	1,079	1,161,669
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	07/20/2025		1,734	1,647,582
IRB Holding Corp., Term Loan B (3 mo. USD LIBOR + 3.25%)	5.55%	02/05/2025		1,189	1,182,645
New Red Finance, Inc. (Canada), Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.36%	02/16/2024		8,130	8,129,607
NPC International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.70%	04/19/2024		1,140	831,675
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.82%	04/18/2025		300	124,228
Restaurant Technologies, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	10/01/2025		599	599,671
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	8.61%	10/01/2026		660	660,376
Tacala Investment Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.12%	02/01/2026		422	422,726
TMK Hawk Parent, Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.63%	09/26/2024		1,392	1,177,552
US Foods, Inc.
Incremental Term Loan B (f)	—	08/15/2026		2,875	2,884,910
Term Loan (1 mo. USD LIBOR + 2.00%)	4.11%	06/27/2023		5,567	5,579,843
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	7.05%	11/29/2024		1,508	1,510,532
					28,002,435
Forest Products–0.00%
American Greetings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	6.61%	04/06/2024		9	9,279
Health Care–6.27%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.61%	02/11/2022		864	866,025
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.61%	02/16/2023		2,721	2,726,388
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
15	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Argon Medical Devices Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	01/23/2025		$ 30	$ 29,643
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.12%	01/23/2026		100	99,195
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	6.68%	02/11/2026		3,138	3,129,238
Biogroup-LCD (France), Term Loan B (3 mo. EURIBOR + 3.75%)(d)	3.75%	06/14/2025	EUR	321	354,119
BVI Medical, Inc., Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	03/02/2026	EUR	266	296,641
Convatec, Inc. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.25%)	4.58%	10/31/2023		327	327,162
Curium BidCo S.a.r.l. (Luxembourg), Term Loan B (3 mo. USD LIBOR + 4.00%)	6.22%	06/27/2026		1,689	1,695,741
DaVita HealthCare Partners, Inc. , Term Loan B (f)	—	08/12/2026		3,081	3,088,709
Dentalcorp Perfect Smile ULC (Canada), Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.61%	06/08/2026		936	927,154
Emerald TopCo, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.77%	07/25/2026		1,715	1,708,589
Explorer Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	05/02/2023		1,305	1,305,760
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.98%	03/05/2026		70	70,639
Financiere Mendel (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/12/2026	EUR	1,990	2,207,692
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	06/28/2024		343	338,713
GoodRx, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.93%	10/10/2025		808	802,917
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.22%	10/27/2022		1,010	1,016,251
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.61%	08/15/2026		2,601	2,597,379
Heartland Dental, LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 3.75%)(e)	0.00%	04/30/2025		3	3,129
Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	04/30/2025		147	142,541
IQVIA, Inc.
Term Loan B-1	2.75%	03/07/2024	EUR	710	781,890
Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	4.33%	01/17/2025		345	346,526
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	1,535	1,688,989
Kinetic Concepts, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	02/03/2024		2,555	2,561,066
MED ParentCo., L.P.
First Lien Term Loan (f)	—	08/02/2026		1,399	1,387,077
Second Lien Term Loan (f)	—	08/02/2027		578	580,488
Nidda Healthcare Holding AG (Germany), Term Loan C (3 mo. GBP LIBOR + 4.50%)	5.27%	08/21/2024	GBP	229	280,393
Ortho-Clinical Diagnostics, Inc. (Luxembourg), Term Loan (3 mo. USD LIBOR + 3.25%)	5.57%	06/30/2025		2,513	2,377,146
PAREXEL International Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	09/27/2024		1,071	1,011,597
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	2,491	2,436,808
Sunshine Luxembourg VII S.a.r.l. (Luxembourg)
Term Loan (f)	—	07/17/2026	EUR	864	954,098
Term Loan (3 mo. USD LIBOR + 4.25%)	4.25%	07/23/2026		5,383	5,388,704
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.37%	09/02/2024		28	26,506
Syneos Health, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.11%	08/01/2024		121	121,229
Synlab Bondco PLC (United Kingdom), First Lien Term Loan (f)	—	07/01/2026	EUR	1,681	1,854,884
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	02/06/2024		1,583	1,280,125
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/11/2025	EUR	890	987,882
Second Lien Term Loan (3 mo. EURIBOR + 7.50%)	7.50%	07/19/2026	EUR	487	537,003
Unilabs Diagnostics AB (Sweden), Revolver Loan (d)(e)	0.00%	04/01/2021	EUR	943	1,028,922
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.61%	08/27/2025		1,703	1,710,202
WP CityMD Bidco LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.71%	08/13/2026		2,394	2,373,554
					53,448,714
Home Furnishings–1.16%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.86%	02/05/2024		1,151	1,142,433
Global Appliance, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	6.12%	09/29/2024		1,336	1,331,542
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	08/05/2024		1,164	1,122,229
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
16	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/29/2024	EUR	509	$ 430,850
Lifetime Brands, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.61%	02/28/2025		$ 698	677,489
PGT Innovations Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.68%	02/16/2022		64	64,395
Serta Simmons Bedding, LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.70%	11/08/2023		2,511	1,686,837
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.18%	11/08/2024		381	172,060
SIWF Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	6.40%	06/15/2025		1,374	1,361,327
TGP Holdings III, LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	09/25/2024		1,575	1,491,787
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.83%	09/25/2025		464	435,996
					9,916,945
Industrial Equipment–2.85%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.61%	04/28/2025		334	323,431
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR	344	372,198
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.11%	10/01/2025		2,122	2,117,191
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.70%	12/11/2024		1,802	1,795,816
Clark Equipment Co. (South Korea), Term Loan B (3 mo. USD LIBOR + 2.00%)	4.33%	05/18/2024		2,674	2,675,876
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	01/31/2024		537	538,133
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	6.92%	06/20/2026		993	979,420
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	6.83%	04/16/2026		543	541,275
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.86%	08/29/2023		129	129,513
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	07/19/2024		641	640,740
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	07/19/2024		1,886	1,831,062
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.58%	07/18/2025		1,155	1,143,987
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.86%	07/30/2024		1,581	1,586,926
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.98%	05/31/2023		410	411,158
Hamilton Holdco LLC (Australia), Term Loan (3 mo. USD LIBOR + 2.00%)(d)	4.33%	07/02/2025		1,985	1,989,935
Milacron LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)(d)	4.61%	09/28/2023		1,069	1,069,624
MX Holdings US, Inc., Term Loan B-1C (1 mo. USD LIBOR + 3.00%)	5.11%	07/31/2025		1,596	1,598,144
New VAC US LLC (Germany), Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	6.33%	03/08/2025		582	579,139
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.83%	11/27/2020		1,569	1,463,530
Rexnord LLC/RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.11%	08/21/2024		33	33,132
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.38%	02/28/2025		951	892,988
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.13%	02/28/2026		535	469,551
Terex Corp.
Term Loan (2 mo. USD LIBOR + 2.00%)	4.11%	01/31/2024		633	632,650
Term Loan (1 mo. USD LIBOR + 2.75%)	4.86%	01/31/2024		476	477,885
					24,293,304
Insurance–1.06%
Alliant Holdings Intermediate, LLC, Initial Term Loan (1 mo. USD LIBOR + 3.00%)	5.15%	05/09/2025		1,643	1,601,184
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.62%	08/16/2025		457	458,668
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.27%	04/25/2025		2,714	2,664,756
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	12/31/2025		991	962,858
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.33%	05/16/2024		3,397	3,322,360
					9,009,826
Leisure Goods, Activities & Movies–4.83%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	4.61%	02/01/2024		10,474	10,289,128
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.23%	04/22/2026		709	712,514
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
17	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.87%	10/19/2023		$ 3,272	$ 3,262,626
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	6.71%	01/04/2026		1,138	1,154,712
Crown Finance US, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.36%	02/28/2025		6,804	6,764,609
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.98%	11/08/2023		1,630	1,412,913
Dorna Sports, S.L. (Spain), Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	5.20%	04/12/2024		949	926,486
Equinox Holdings, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.11%	03/08/2024		437	434,984
Fitness International, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.36%	04/18/2025		2,170	2,171,360
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	684	755,778
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	410	453,056
Lakeland Tours, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.15%	12/16/2024		1,007	1,011,891
Life Time Fitness, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.88%	06/10/2022		1,076	1,072,773
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2 (3 mo. CHF LIBOR + 4.00%) (Acquired 07/07/2017; Cost $491,425)(d)	4.00%	07/11/2024	CHF	476	477,313
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.11%	02/22/2024		426	427,550
Shutterfly, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	4.87%	08/17/2024		1,118	1,118,694
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.69%	08/19/2024		595	595,392
SRAM, LLC, Delayed Draw Term Loan (d)(e)	0.00%	03/15/2024		666	666,930
SSH Group Holdings, Inc.
First Lien Term Loan (2 mo. USD LIBOR + 4.25%)	6.51%	07/30/2025		318	315,812
Second Lien Term Loan (2 mo. USD LIBOR + 8.25%)	10.51%	07/30/2026		315	315,162
UFC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.37%	04/29/2026		6,376	6,387,593
Vue International Bidco PLC (United Kingdom)
Delayed Draw Term Loan (e)	0.00%	06/21/2026	EUR	63	69,334
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	348	385,595
					41,182,205
Lodging & Casinos–6.14%
AMCP Clean Acquisition Co., LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	06/16/2025		190	188,035
Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	06/16/2025		783	777,163
B&B Hotels SAS (France)
Second Lien Term Loan B (f)	—	07/10/2027	EUR	449	492,593
Term Loan B-1A (3 mo. EURIBOR + 4.75%)	4.75%	07/10/2026	EUR	986	1,095,720
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.25%)	4.39%	09/15/2023		3,641	3,647,387
Caesars Entertainment Operating Co., LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.11%	10/06/2024		2,381	2,380,420
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.86%	12/23/2024		10,703	10,561,879
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	04/18/2024		1,714	1,716,339
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.11%	08/30/2023		150	150,207
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	4.11%	11/30/2023		495	496,072
Hilton Worldwide Finance, LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.90%	06/22/2026		1,884	1,890,786
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	5.12%	05/15/2026		1,607	1,617,724
Penn National Gaming, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.36%	10/15/2025		1,450	1,456,341
Scientific Games International, Inc., Term Loan B-5 (2 mo. USD LIBOR + 2.75%)	4.89%	08/14/2024		8,334	8,248,815
Stars Group (US) Co-Borrower, LLC (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	07/10/2025		6,779	6,807,897
Station Casinos, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.62%	06/08/2023		3,419	3,430,557
Tackle Group S.a.r.l. (Luxembourg), Term Loan B (f)	—	08/02/2024	EUR	2,159	2,375,927
Twin River Management Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)(f)	—	05/10/2026		1,204	1,205,025
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.17%	12/20/2024		2,377	2,384,063
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.86%	05/30/2025		115	115,230
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
18	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–(continued)
Wynn Resorts, Ltd., Term Loan (1 mo. USD LIBOR + 2.25%)	4.37%	10/30/2024	$ 1,301	$ 1,303,532
				52,341,712
Nonferrous Metals & Minerals–0.99%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	03/21/2025	1,366	1,366,460
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.31%	06/01/2025	2,939	2,437,026
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)(d)	5.58%	01/28/2022	2,567	2,471,259
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.83%	01/30/2023	15	14,494
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	6.13%	05/01/2025	998	941,112
US Salt, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)(d)	6.86%	01/16/2026	1,219	1,223,292
				8,453,643
Oil & Gas–7.13%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.36%	06/24/2024	1,261	1,154,619
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	5.89%	09/30/2024	8,138	8,151,125
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.17%	05/21/2025	1,728	1,561,144
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	12.49%	12/31/2021	2,083	1,858,844
Term Loan (1 mo. USD LIBOR + 4.75%)	6.87%	12/31/2022	2,433	2,225,510
Centurion Pipeline Co., LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	09/29/2025	853	853,293
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.71%	03/06/2023	2,852	2,739,440
Delek US Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	4.58%	03/31/2025	3,584	3,571,283
Encino Acquisition Partners Holdings, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	8.86%	10/29/2025	1,861	1,395,359
Fieldwood Energy LLC
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)	7.51%	04/11/2022	4,052	3,590,628
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.51%	04/11/2023	4,200	3,225,031
Glass Mountain Pipeline Holdings, LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	7.12%	12/23/2024	1,170	1,132,016
Gulf Finance, LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.52%	08/25/2023	1,502	1,192,420
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	8.03%	07/02/2023	1,644	1,492,111
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	02/17/2025	1,267	1,174,005
McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.11%	05/12/2025	5,362	4,936,379
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	09/29/2025	551	550,824
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.61%	12/13/2024	2,141	2,014,150
Oryx Midstream Services LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.15%	05/22/2026	2,742	2,680,819
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%)(d)	11.83%	06/27/2022	2,182	2,007,431
Paragon Offshore Finance Co., Term Loan (Acquired 07/11/2014; Cost $8,352)(d)(h)(i)	0.00%	07/16/2021	8	0
Petroleum GEO-Services ASA (Norway), Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	03/19/2021	3,796	3,601,305
Prairie ECI Acquiror L.P., Term Loan B (3 mo. USD LIBOR + 4.75%)	7.08%	03/11/2026	1,949	1,908,570
Seadrill Operating L.P. (United Kingdom), Term Loan (3 mo. USD LIBOR + 6.00%)	8.33%	02/21/2021	10,901	6,502,575
Southcross Energy Partners, L.P.
DIP Term Loan (3 mo. Prime Rate + 5.25%)	10.50%	10/01/2019	256	249,104
PIK Term Loan (g)(h)	0.00%	08/04/2021	673	503,717
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)(d)	8.69%	03/30/2023	470	456,164
				60,727,866
Publishing–2.22%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.11%	04/11/2025	784	786,895
Ascend Learning, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	07/12/2024	99	98,299
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.37%	06/07/2023	3,806	3,657,927
Clear Channel Outdoor Holdings, Inc., Term Loan B (f)	—	08/15/2026	6,209	6,213,046
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
19	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–(continued)
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	7.51%	06/01/2022		$ 345	$ 346,461
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.21%	10/04/2023		71	71,173
ProQuest LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.36%	10/24/2021		2,896	2,898,693
Southern Graphics, Inc., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	5.38%	12/31/2022		2,547	2,062,402
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	5.11%	01/27/2024		2,764	2,764,633
					18,899,529
Radio & Television–3.43%
Diamond Sports Group LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.39%	08/24/2026		5,942	5,955,238
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	4.83%	01/02/2026		4,903	4,910,788
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.23%	05/01/2026		3,776	3,793,782
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.48%	01/17/2024		235	234,680
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.37%	01/17/2024		1,181	1,178,068
Term Loan B-4 (3 mo. USD LIBOR + 2.75%)	4.89%	06/20/2026		9,569	9,586,397
Sinclair Television Group, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	4.37%	01/03/2024		515	514,533
Term Loan B-2b (1 mo. USD LIBOR + 2.50%)	4.54%	09/30/2026		1,659	1,660,292
Term Loan B-2b (1 mo. USD LIBOR + 2.50%)	4.54%	09/30/2026		1,421	1,422,960
					29,256,738
Retailers (except Food & Drug)–1.40%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	09/25/2024		4,468	4,261,735
Claire’s Stores, Inc., First Lien Term Loan (6 mo. USD LIBOR + 7.25%)	9.94%	09/15/2038		62	114,067
Fossil Group, Inc., Term Loan (1 mo. USD LIBOR + 8.00%)	10.09%	12/31/2020		435	436,288
Fullbeauty Brands Holdings Corp.
Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 02/07/2019; Cost $485,427)(d)	12.47%	02/07/2022		485	473,292
Term Loan B-1 (3 mo. USD LIBOR + 8.50%) (Acquired 02/07/2019; Cost $2,083,744)	11.47%	02/07/2024		738	708,528
Term Loan B-2	10.77%	02/07/2022		30	30,210
Party City Holdings Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.62%	08/19/2022		734	726,698
Payless, Inc.
Term Loan A-1 (i)	0.00%	02/10/2022		768	403,189
Term Loan A-2 (i)	0.00%	08/10/2022		1,442	511,751
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.50%	01/26/2023		5,186	3,742,509
Vivarte (France), PIK Term Loan, 7.00% PIK Rate, 4.00% Cash Rate (g)	7.00%	10/29/2019	EUR	1,156	492,315
					11,900,582
Surface Transport–1.64%
Commercial Barge Line Co., First Lien Term Loan (1 mo. USD LIBOR + 8.75%)	10.86%	11/12/2020		3,507	2,104,283
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	07/29/2022		800	773,584
Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	07/29/2022		4,091	3,957,867
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.11%	10/12/2024		16	15,351
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	5.06%	12/06/2024		2,393	2,376,241
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	6.36%	06/26/2021		1,673	1,594,761
XPO Logistics, Inc.
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.11%	02/24/2025		787	789,073
Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.68%	02/24/2025		1,497	1,505,577
Zeus Bidco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 7.25%) (Acquired 03/24/2017; Cost $957,164)(d)	8.03%	03/29/2024	GBP	778	887,627
					14,004,364
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
20	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–11.18%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.86%	01/31/2025		$ 9,871	$ 9,746,234
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	6.21%	05/01/2024		6,400	6,200,442
Term Loan (1 mo. USD LIBOR + 3.00%)	5.21%	05/01/2024		269	252,695
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.12%	10/05/2023		5,582	5,360,253
Eircom Finco S.a.r.l. (Ireland), Term Loan B-2 (1 mo. EURIBOR + 3.00%)(f)	—	04/26/2026	EUR	1,008	1,110,750
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.87%	06/15/2024		382	377,980
GCI Holdings, Term Loan B (f)	—	02/02/2022		1,033	1,017,860
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	05/16/2024		613	610,167
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B-5 (2 mo. USD LIBOR + 6.63%)	6.63%	01/02/2024		2,347	2,377,863
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	02/22/2024		9,743	9,761,784
Lumentum Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%) (Acquired 08/08/2018-07/30/2019; Cost $1,216,969)(d)	4.61%	12/10/2025		1,218	1,224,207
Midcontinent Communications, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.28%	07/29/2026		1,064	1,069,187
MLN US Holdco LLC
First Term Loan B (1 mo. USD LIBOR + 4.50%)	6.61%	11/30/2025		2,627	2,526,705
Second Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.86%	11/30/2026		1,205	1,051,573
MTN Infrastructure TopCo, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	11/15/2024		2,521	2,482,396
Odyssey Investissement S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	04/25/2025	EUR	1,068	1,177,749
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	02/01/2024		1,525	1,513,382
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.12%	04/11/2025		5,806	5,780,758
Sprint Communications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	5.13%	02/02/2024		4,891	4,886,746
Term Loan (1 mo. USD LIBOR + 2.50%)	4.63%	02/02/2024		12,348	12,285,876
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	7.20%	03/09/2023		2,142	2,005,713
Telesat LLC (Canada), Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	4.83%	11/17/2023		8,390	8,403,677
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.33%	05/02/2023		3,023	2,957,557
Windstream Services, LLC
DIP Term Loan (1 mo. USD LIBOR + 2.50%)	4.62%	02/26/2021		2,131	2,142,924
Term Loan B-6 (3 mo. Prime Rate + 5.00%)(h)	10.25%	03/29/2021		6,044	6,162,880
Term Loan B-7 (3 mo. Prime Rate + 4.25%)(h)	9.50%	02/17/2024		2,358	2,377,565
Zayo Group, LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	4.11%	01/19/2021		416	417,097
					95,282,020
Utilities–7.98%
AES Corp. (The), Term Loan (3 mo. USD LIBOR + 1.75%)	3.88%	05/24/2022		1,088	1,090,351
AI Alpine AT BidCo GmbH
Term Loan B (1 mo. USD LIBOR + 2.75%)(d)	5.00%	10/25/2025		578	565,103
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	10/31/2025	EUR	468	511,083
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.61%	05/27/2022		661	661,620
Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	08/01/2025		3,720	3,729,060
Incremental Term Loan (f)	—	08/01/2025		499	499,900
Calpine Construction Finance Co., L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	4.61%	01/15/2025		4,137	4,132,191
Calpine Corp.
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	4.61%	08/12/2026		3,942	3,936,807
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	4.83%	01/15/2024		3,381	3,382,410
Term Loan B-9 (2 mo. USD LIBOR + 2.75%)	5.08%	04/05/2026		8,272	8,275,879
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.86%	10/02/2023		4,433	4,454,527
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.82%	12/17/2021		4,053	4,072,920
First Lien Term Loan C (3 mo. USD LIBOR + 3.50%)	5.83%	12/17/2021		445	447,000
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	9.58%	12/19/2022		506	506,519
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
21	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Heritage Power, LLC, Term Loan B (3 mo. USD LIBOR + 6.00%)	8.21%	07/01/2026	$ 2,940	$ 2,890,042
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.61%	08/28/2025	89	89,702
KAMC Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.18%	08/14/2026	1,037	1,037,239
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	5.86%	01/30/2024	3,550	3,429,511
Term Loan C (1 mo. USD LIBOR + 3.75%)	5.86%	01/30/2024	200	193,430
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.36%	05/16/2024	2,497	2,495,863
Pacific Gas and Electric Co.
Delayed Draw Term Loan (e)	0.00%	01/29/2020	1,016	1,022,182
DIP Term Loan (1 mo. USD LIBOR + 2.25%)	4.50%	12/31/2020	3,047	3,066,547
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	03/06/2025	1,806	1,634,114
Revere Power, LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	6.58%	03/27/2026	1,201	1,195,230
Term Loan C (3 mo. USD LIBOR + 4.25%)	6.58%	03/27/2026	187	185,792
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.62%	12/02/2021	308	294,843
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	12/08/2023	3,073	3,040,934
Vistra Operations Co. LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	4.15%	12/31/2025	6,971	6,987,731
Term Loan (1 mo. USD LIBOR + 2.00%)	4.11%	08/04/2023	4,196	4,205,206
				68,033,736
Total Variable Rate Senior Loan Interests (Cost $1,138,285,045)				1,109,882,970
U.S. Dollar Denominated Bonds & Notes–10.76%
Aerospace & Defense–1.09%
TransDigm, Inc.(j)	6.25%	03/15/2026	8,589	9,286,684
Air Transport–0.25%
Mesa Airlines, Inc. Class B	5.75%	07/15/2025	2,117	2,105,073
Automotive–0.32%
Allison Transmission, Inc.(j)	5.88%	06/01/2029	841	904,075
IHO Verwaltungs GmbH (Germany)(j)	4.75%	09/15/2026	1,015	985,819
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.(j)	6.25%	05/15/2026	785	816,400
				2,706,294
Business Equipment & Services–0.83%
Dun & Bradstreet Corp. (The)(j)	6.87%	08/15/2026	766	831,589
Prime Security Services Borrower, LLC / Prime Finance, Inc.(j)	5.25%	04/15/2024	3,119	3,229,444
Prime Security Services Borrower, LLC/Prime Finance, Inc.(j)	5.75%	04/15/2026	2,873	3,002,285
				7,063,318
Cable & Satellite Television–2.02%
Altice Financing S.A. (Luxembourg)(j)	6.63%	02/15/2023	490	506,538
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026	4,930	5,262,775
Altice France S.A. (France)(j)	8.12%	02/01/2027	1,225	1,353,625
Altice France S.A. (France)(j)	7.37%	05/01/2026	2,104	2,251,280
CSC Holdings, LLC(j)	5.50%	05/15/2026	6,796	7,203,760
Virgin Media Secured Finance PLC (United Kingdom)(j)	5.50%	08/15/2026	656	687,980
				17,265,958
Chemicals & Plastics–0.16%
Avantor, Inc.(j)	6.00%	10/01/2024	1,263	1,357,725
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
22	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Containers & Glass Products–0.85%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)(j)	4.25%	09/15/2022	$ 657	$ 667,676
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(j)	4.63%	05/15/2023	1,021	1,047,505
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.13%	08/15/2026	1,856	1,881,483
Berry Global, Inc.(j)	4.87%	07/15/2026	1,321	1,390,353
Reynolds Group Issuer, Inc./LLC	5.75%	10/15/2020	437	438,707
Reynolds Group Issuer, Inc./LLC (3 mo. USD LIBOR + 3.50%)(j)(k)	5.80%	07/15/2021	1,157	1,158,446
Trivium Packaging Finance B.V. (Netherlands)(j)	5.50%	08/15/2026	593	628,580
				7,212,750
Drugs–0.02%
Catalent Pharma Solutions, Inc.(j)	5.00%	07/15/2027	176	184,819
Electronics & Electrical–2.13%
CommScope, Inc.(j)	8.25%	03/01/2027	1,220	1,200,175
CommScope, Inc.(j)	6.00%	03/01/2026	3,990	4,083,765
Dell International LLC/EMC Corp.(j)	5.45%	06/15/2023	858	933,116
Dell International LLC/EMC Corp.(j)	4.90%	10/01/2026	4,653	4,978,365
Dell International LLC/EMC Corp.(j)	5.30%	10/01/2029	5,817	6,311,775
Riverbed Technology, Inc.(j)	8.87%	03/01/2023	1,037	611,830
				18,119,026
Food Service–0.08%
eG Global Finance PLC (United Kingdom)(j)	6.75%	02/07/2025	697	675,219
Health Care–0.45%
CHS/Community Health Systems, Inc.(j)	8.00%	03/15/2026	3,241	3,119,462
IQVIA, Inc.(j)	5.00%	05/15/2027	698	739,008
				3,858,470
Industrial Equipment–0.61%
F-Brasile S.p.A / F-Brasile US LLC (Italy)(j)	7.38%	08/15/2026	5,122	5,224,440
Lodging & Casinos–0.10%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025	740	766,825
VICI Properties 1 LLC / VICI FC, Inc.	8.00%	10/15/2023	73	80,105
				846,930
Nonferrous Metals & Minerals–0.23%
TiZir Ltd. (United Kingdom)(j)	9.50%	07/19/2022	1,889	1,998,031
Oil & Gas–0.01%
Pacific Drilling S.A.(j)	8.38%	10/01/2023	71	65,054
Publishing–0.59%
Clear Channel Worldwide Holdings, Inc.(j)	5.13%	08/15/2027	4,410	4,624,988
Clear Channel Worldwide Holdings, Inc.(j)	9.25%	02/15/2024	348	382,365
				5,007,353
Radio & Television–0.88%
Clear Channel International B.V.(j)	8.75%	12/15/2020	2,789	2,849,995
Diamond Sports Group LLC/Diamond Sports Finance Co.(j)	5.38%	08/15/2026	1,502	1,580,855
iHeartCommunications, Inc.(j)	5.25%	08/15/2027	733	772,531
iHeartCommunications, Inc.	6.37%	05/01/2026	759	822,928
iHeartCommunications, Inc.	8.37%	05/01/2027	1,356	1,469,758
				7,496,067
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
23	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–0.10%
Goodman Networks, Inc.	8.00%	05/11/2022	$ 1,674	$ 861,900
Windstream Services, LLC / Windstream Finance Corp.(h)(j)	9.00%	06/30/2025	16	9,360
				871,260
Utilities–0.04%
Calpine Corp.(j)	5.25%	06/01/2026	328	333,330
Total U.S. Dollar Denominated Bonds & Notes (Cost $92,064,163)				91,677,801
			Shares
Common Stocks & Other Equity Interests–4.58%(l)
Aerospace & Defense–0.63%
IAP Worldwide Services, Inc.(d)(m)			320	5,361,189
Automotive–0.06%
ThermaSys Corp.(d)(m)			881,784	279,967
Transtar Holding Co., Class A(d)(m)			2,509,496	213,307
				493,274
Building & Development–0.05%
Five Point Holdings LLC, Class A(m)			54,770	384,485
Lake at Las Vegas Joint Venture, LLC, Class A(d)(m)			780	0
Lake at Las Vegas Joint Venture, LLC, Class B(d)(m)			9	0
				384,485
Business Equipment & Services–0.05%
Checkout Holding Corp.(d)(m)			7,731	40,588
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(d)(m)			5,085	411,891
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(d)(m)			659	0
				452,479
Conglomerates–0.04%
Euramax International, Inc.(d)(m)			4,207	357,603
Drugs–0.01%
Envigo RMS Holding Corp., Class A, Wts. expiring 04/29/2024(d)(m)			5,562	31,815
Envigo RMS Holding Corp., Class B, Wts. expiring 04/29/2024(d)(m)			8,918	51,011
				82,826
Financial Intermediaries–0.02%
RJO Holdings Corp.(d)(m)			1,481	109,041
RJO Holdings Corp., Class A(d)(m)			1,142	84,072
RJO Holdings Corp., Class B(d)(m)			1,667	17
				193,130
Health Care–0.00%
Millennium International, Ltd.			134,992	11,812
Insurance–0.00%
Western and Southern Life Insurance Co. (The)			15	409
Lodging & Casinos–0.67%
Caesars Entertainment Corp.(m)			29,845	343,516
Twin River Worldwide Holdings, Inc.			237,821	5,386,646
				5,730,162
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
24	Invesco Senior Income Trust

	Shares	Value
Oil & Gas–0.84%
AF Global, Inc.(d)(m)	441	$ 24,696
C&J Energy Services, Inc.(m)	26,015	248,703
Fieldwood Energy LLC(m)	25,806	748,374
Fieldwood Energy LLC(m)	6,967	202,043
HGIM Corp.(d)(m)	3,232	40,400
HGIM Corp., Wts. expiring 07/02/2043(d)(m)	14,442	180,525
Pacific Drilling S.A.(m)	97,940	595,475
Paragon Offshore Finance Co., Class A (Cayman Islands) (m)	2,308	681
Paragon Offshore Finance Co., Class B (Cayman Islands)(d)(m)	1,154	32,601
Samson Investment Co., Class A(m)	132,022	3,218,036
Transocean Ltd.(m)	208,610	949,176
Tribune Resources, Inc., Wts., expiring 04/03/2023(d)(m)	87,471	2,624
Tribune Resources, Inc.(m)	337,847	916,410
		7,159,744
Publishing–1.12%
Affiliated Media, Inc., Class B(m)	46,746	934,912
Clear Channel Outdoor Holdings, Inc.(m)	315,371	819,965
Cygnus Business Media, Inc.(d)(m)(n)	5,882	0
F&W Publications, Inc.(d)(m)	15,519	0
MC Communications, LLC(d)(m)	333,084	0
Merrill Communications LLC, Class A(d)(m)	399,283	7,786,018
Tribune Publishing Co.	4,118	31,503
		9,572,398
Radio & Television–0.21%
iHeartCommunications, Inc., Wts., expiring 05/01/2039(m)	118,363	1,580,974
iHeartMedia, Inc.(m)	15,752	217,378
		1,798,352
Retailers (except Food & Drug)–0.08%
Claire’s Stores, Inc.(m)	682,390	243,750
Fullbeauty Brands Holdings Corp.(d)(m)	3,944	325,380
Payless, Inc.(d)(m)	73,380	0
Toys ’R’ Us-Delaware, Inc.	14	68,965
		638,095
Telecommunications–0.00%
Goodman Networks, Inc.(d)(m)	105,288	0
IDW Media Holdings, Inc.(m)	1,270	23,990
		23,990
Utilities–0.80%
Vistra Energy Corp.	257,472	6,423,927
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)	377,472	309,527
Vistra Operations Co. LLC(d)(m)	556,678	30,617
		6,764,071
Total Common Stocks & Other Equity Interests (Cost $53,400,453)		39,024,019
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
25	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Non-U.S. Dollar Denominated Bonds & Notes–1.42%
Automotive–0.28%
Federal-Mogul Holdings Corp. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	1,000	$ 1,090,763
Superior Industries International, Inc.(j)	6.00%	06/15/2025	EUR	286	267,257
Tenneco, Inc.(j)	5.00%	07/15/2024	EUR	912	1,021,608
					2,379,628
Building & Development–0.01%
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(j)(k)	5.12%	11/15/2022	EUR	100	91,827
Cable & Satellite Television–0.23%
Altice Finco S.A. (Luxembourg)(j)	4.75%	01/15/2028	EUR	940	998,992
Altice Luxembourg S.A. (Luxembourg)(j)	8.00%	05/15/2027	EUR	267	315,871
Altice Luxembourg S.A. REGS (Luxembourg)(j)	8.00%	05/15/2027	EUR	545	644,756
					1,959,619
Financial Intermediaries–0.34%
AnaCap Financial Europe S.A. SICAV-RAIF (Luxembourg) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	08/01/2024	EUR	200	195,522
Cabot Financial Luxembourg II S.A. (United Kingdom) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	06/14/2024	EUR	480	545,939
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 3.50%)(j)(k)	3.50%	09/01/2023	EUR	619	588,660
Newday Bondco Plc (Jersey)(j)	7.37%	02/01/2024	GBP	572	644,366
Newday Bondco Plc (Jersey) (3 mo. GBP LIBOR + 6.50%)(j)(k)	7.27%	02/01/2023	GBP	795	895,259
					2,869,746
Food Service–0.01%
eG Global Finance PLC REGS (United Kingdom)(j)	4.37%	02/07/2025	EUR	128	137,161
Health Care–0.13%
IDH Finance Plc (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(j)(k)	6.77%	08/15/2022	GBP	1,000	1,079,844
Home Furnishings–0.27%
Shop Direct Funding PLC (United Kingdom)(j)	7.75%	11/15/2022	GBP	2,156	2,316,152
Lodging & Casinos–0.15%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(j)(k)	6.14%	07/15/2025	GBP	1,071	1,264,097
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,322,821)					12,098,074

Structured Products–0.64%
Clontarf Park CLO, REGS, Series 2017-1A, Class D (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR	174	185,685
Diamond CLO Ltd., Series 2019-1A, Class C (3 mo. USD LIBOR + 3.60%)(j)(k)	6.22%	04/25/2029		$1,733	1,731,238
FS KKR Capital Corp., Series 2019-1A, Class A2 (3 mo. USD LIBOR + 3.00%)(j)(k)	4.89%	07/15/2030		$1,855	1,855,002
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(j)(k)	7.02%	10/25/2028		$1,489	1,489,008
OCP Euro CLO, REGS, Series 2017-2, Class E (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	01/15/2032	EUR	201	214,188
Total Structured Products (Cost $5,494,088)					5,475,121
			Shares
Preferred Stocks–0.05%(l)
Automotive–0.02%
ThermaSys Corp., Series A				187,840	150,038
Financial Intermediaries–0.01%
RJO Holdings Corp., Series A-2(d)				324	129,780
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc., Series A(d)				111	19,425
Vivarte, Class A (France)(d)				7,780	0
Vivarte, Class A Preference Shares (France)(d)				259	0
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
26	Invesco Senior Income Trust

	Shares	Value
Retailers (except Food & Drug)–(continued)
Vivarte, Class B Preference Shares (France)(d)	259	$ 0
		19,425
Telecommunications–0.01%
Goodman Networks, Inc., Series A-1(d)	125,268	50,107
Utilities–0.01%
Genie Energy Ltd., Pfd.	7,632	66,551
Total Preferred Stocks (Cost $424,749)		415,901

Money Market Funds–0.87%
Invesco Government & Agency Portfolio,Institutional Class, 2.02%(o)	2,607,529	2,607,529
Invesco Liquid Assets Portfolio,Institutional Class, 2.14%(o)	1,862,172	1,862,917
Invesco Treasury Portfolio,Institutional Class, 1.98%(o)	2,980,033	2,980,033
Total Money Market Funds (Cost $7,450,479)		7,450,479
TOTAL INVESTMENTS IN SECURITIES(p)–148.54% (Cost $1,310,441,798)		1,266,024,365
BORROWINGS–(27.95)%		(238,250,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(14.62)%		(124,624,243)
OTHER ASSETS LESS LIABILITIES–(5.97)%		(50,829,788)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$ 852,320,334
Investment Abbreviations:
CHF	– Swiss Franc
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REGS	– Regulation S
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
27	Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 8.
(f)	This variable rate interest will settle after August 31, 2019, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2019 was $914,940, which represented less than 1% of the Trust’s Net Assets.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $103,472,525, which represented 12.14% of the Trust’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of August 31, 2019 represented less than 1% of the Trust’s Net Assets. See Note 5.
(o)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
Portfolio Composition†*
By credit quality, based on total investments
as of August 31, 2019
AA	0.15%
A	0.14
BBB-	7.18
BB+	6.04
BB	10.09
BB-	13.25
B+	18.79
B	19.75
B-	8.76
CCC+	3.02
CCC	0.84
CCC-	0.10
CC	0.04
D	0.06
Non-Rated	8.68
Equity	3.11
† Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
*	Excluding money market fund holdings.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
28	Invesco Senior Income Trust

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/17/2019	Bank of America Merrill Lynch	CHF	479,067	USD	487,840	$ 3,244
09/17/2019	Bank of America Merrill Lynch	USD	3,843,383	GBP	3,169,023	14,881
09/17/2019	Barclays Bank PLC	EUR	1,287,967	USD	1,451,459	34,492
09/17/2019	Barclays Bank PLC	GBP	3,117,167	USD	3,904,017	108,887
09/17/2019	Barclays Bank PLC	USD	3,857,397	GBP	3,180,156	14,422
10/15/2019	Barclays Bank PLC	EUR	10,231,766	USD	11,377,591	96,097
10/15/2019	Canadian Imperial Bank of Commerce	EUR	10,231,766	USD	11,410,261	128,767
09/17/2019	Citibank, N.A.	EUR	9,855,998	USD	11,118,305	275,145
09/17/2019	Citibank, N.A.	GBP	3,282,655	USD	4,105,322	108,712
10/15/2019	Citibank, N.A.	EUR	10,231,766	USD	11,384,487	102,993
10/15/2019	Citibank, N.A.	GBP	406,921	USD	499,648	3,635
09/17/2019	Goldman Sachs International	EUR	9,855,998	USD	11,115,250	272,090
10/15/2019	Goldman Sachs International	EUR	1,996,672	USD	2,222,027	20,506
09/17/2019	J.P. Morgan Chase Bank, N.A.	GBP	3,112,220	USD	3,897,778	108,671
10/15/2019	Morgan Stanley Bank,N.A	EUR	115,887	USD	129,051	1,274
09/17/2019	Royal Bank of Canada	EUR	10,299,522	USD	11,622,629	291,523
10/15/2019	Royal Bank of Canada	CHF	480,624	USD	494,507	7,060
10/15/2019	Royal Bank of Canada	EUR	6,801	USD	7,582	83
09/17/2019	Toronto Dominion Bank	EUR	9,855,998	USD	11,116,186	273,026
09/17/2019	Toronto Dominion Bank	USD	3,836,445	GBP	3,162,863	14,319
10/15/2019	Toronto Dominion Bank	EUR	10,231,552	USD	11,414,381	133,123
Subtotal—Appreciation						2,012,950
Currency Risk
10/15/2019	Bank of America Merrill Lynch	GBP	3,170,746	USD	3,849,783	(15,175)
09/17/2019	Barclays Bank PLC	USD	11,342,135	EUR	10,221,731	(96,611)
10/15/2019	Barclays Bank PLC	GBP	3,158,248	USD	3,835,130	(14,596)
09/17/2019	Canadian Imperial Bank of Commerce	USD	11,374,538	EUR	10,221,731	(129,014)
09/17/2019	Citibank, N.A.	USD	11,349,188	EUR	10,221,731	(103,664)
09/17/2019	Royal Bank of Canada	USD	491,612	CHF	479,067	(7,015)
09/17/2019	Royal Bank of Canada	USD	301,979	EUR	268,772	(6,287)
09/17/2019	Toronto Dominion Bank	USD	11,378,634	EUR	10,221,517	(133,345)
10/15/2019	Toronto Dominion Bank	GBP	3,170,746	USD	3,850,294	(14,665)
Subtotal—Depreciation						(520,372)
Total Forward Foreign Currency Contracts						$1,492,578

Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
29	Invesco Senior Income Trust

Consolidated Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $1,301,739,498)	$1,258,573,886
Investments in affiliates, at value (Cost $8,702,300)	7,450,479
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	2,012,950
Cash	13,024,086
Foreign currencies, at value (Cost $9,859,816)	9,808,936
Receivable for:
Dividends	58,365
Investments matured, at value (Cost $23,901,657)	443,019
Interest	6,039,670
Investments sold	37,394,559
Investment for trustee deferred compensation and retirement plans	18,467
Other assets	392,611
Total assets	1,335,217,028
Liabilities:
Variable rate demand preferred shares, at liquidation preference ($0.01 par value, 1,250 shares issued with liquidation preference of $100,000 per share)	124,624,243
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	520,372
Payable for:
Borrowings	238,250,000
Investments purchased	111,792,313
Dividends	302,258
Accrued fees to affiliates	207,625
Accrued interest expense	1,074,492
Accrued trustees’ and officers’ fees and benefits	3,760
Accrued other operating expenses	278,289
Trustee deferred compensation and retirement plans	18,467
Unfunded loan commitments	5,824,875
Total liabilities	482,896,694
Net assets applicable to common shares	$ 852,320,334
Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$1,011,829,428
Distributable earnings	(159,509,094)
$ 852,320,334
Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	180,036,160
Net asset value per common share	$ 4.73
Market value per common share	$ 4.14

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
30	Invesco Senior Income Trust

Consolidated Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$ 35,647,534
Dividends from affiliated money market funds	230,582
Other income	216,817
Dividends	100,720
Total investment income	36,195,653
Expenses:
Advisory fees	5,339,739
Administrative services fees	1,256,409
Custodian fees	102,262
Interest, facilities and maintenance fees	7,014,739
Transfer agent fees	7,427
Trustees’ and officers’ fees and benefits	17,587
Registration and filing fees	77,852
Reports to shareholders	36,270
Professional services fees	203,784
Other	44,998
Total expenses	14,101,067
Less: Fees waived	(8,645)
Net expenses	14,092,422
Net investment income	22,103,231
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	5,850,748
Foreign currencies	(111,132)
Forward foreign currency contracts	1,887,978
7,627,594
Change in net unrealized appreciation (depreciation) of:
Investment securities	(17,777,011)
Foreign currencies	206,934
Forward foreign currency contracts	1,333,465
(16,236,612)
Net realized and unrealized gain (loss)	(8,609,018)
Net increase (decrease) in net assets resulting from operations applicable to common shares	$ 13,494,213
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
31	Invesco Senior Income Trust

Consolidated Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 22,103,231	$ 42,294,609
Net realized gain (loss)	7,627,594	(5,244,766)
Change in net unrealized appreciation (depreciation)	(16,236,612)	(11,524,256)
Net increase in net assets resulting from operations applicable to common shares	13,494,213	25,525,587
Distributions to common shareholders from distributable earnings	(23,404,701)	(46,539,350)
Net increase (decrease) in net assets applicable to common shares	(9,910,488)	(21,013,763)
Net assets applicable to common shares:
Beginning of period	862,230,822	883,244,585
End of period	$852,320,334	$862,230,822
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
32	Invesco Senior Income Trust

Consolidated Statement of Cash Flows
For the six months ended August 31, 2019
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$ 13,494,213
Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(459,689,186)
Proceeds from sales of investments	482,857,028
Proceeds from sales of short-term investments, net	9,392,662
Amortization of premium on investment securities	370,544
Increase in receivables and other assets	(335,046)
Decrease in accrued expenses and other payables	(245,575)
Net realized gain from investment securities	(5,850,748)
Net change in unrealized depreciation on investment securities	17,777,011
Net change in unrealized appreciation of forward foreign currency contracts	(1,333,465)
Net cash provided by operating activities	56,437,438
Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(23,570,076)
Repayment of borrowings	(35,000,000)
Net cash provided by (used in) financing activities	(58,570,076)
Net decrease in cash and cash equivalents	(2,132,638)
Cash and cash equivalents at beginning of period	32,416,139
Cash and cash equivalents at end of period	$ 30,283,501
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$ 7,164,882
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
33	Invesco Senior Income Trust

Consolidated Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.
	Six Months Ended August 31, 2019	Years Ended February 28,			Year Ended February 29, 2016	Year Ended February 28, 2015
		2019	2018	2017
Net asset value per common share, beginning of period	$ 4.79	$ 4.91	$ 4.93	$ 4.30	$ 5.05	$ 5.25
Net investment income(a)	0.12	0.23	0.23	0.29	0.31	0.32
Net gains (losses) on securities (both realized and unrealized)	(0.05)	(0.09)	0.00	0.63	(0.74)	(0.20)
Total from investment operations	0.07	0.14	0.23	0.92	(0.43)	0.12
Less:
Dividends paid to common shareholders from net investment income	(0.13)	(0.26)	(0.22)	(0.26)	(0.32)	(0.32)
Return of capital	—	—	(0.03)	(0.03)	—	—
Total distributions	(0.13)	(0.26)	(0.25)	(0.29)	(0.32)	(0.32)
Net asset value per common share, end of period	$ 4.73	$ 4.79	$ 4.91	$ 4.93	$ 4.30	$ 5.05
Market value per common share, end of period	$ 4.14	$ 4.24	$ 4.40	$ 4.72	$ 3.76	$ 4.68
Total return at net asset value(b)	1.82%	3.83%	5.32%	22.59%	(8.31)%	2.90%
Total return at market value(c)	0.68%	2.57%	(1.42)%	34.22%	(13.48)%	(0.46)%
Net assets applicable to common shares, end of period (000’s omitted)	$852,320	$862,231	$ 883,245	$888,270	$773,748	$908,720
Portfolio turnover rate(d)	35%	45%	60%	69%	55%	63%
Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	3.26% (e)	3.08%	2.64%	2.37%	2.34%	2.20%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.64% (e)	1.62%	1.61%	1.58%	1.69%	1.65%
Without fee waivers and/or expense reimbursements	3.26% (e)	3.08%	2.64%	2.38%	2.34%	2.20%
Ratio of net investment income to average net assets	5.12% (e)	4.84%	4.66%	6.15%	6.57%	6.22%
Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$125,000	$125,000	$ 75,000	$125,000	$125,000	$125,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$ 5,101	$ 4,611	$ 4,275	$ 5,503	$ 4,994	$ 4,640
Total borrowings (000’s omitted)	$238,250	$273,250	$ 292,500	$225,000	$225,000	$284,000
Asset coverage per preferred share(g)	$781,856	$789,785	$1,277,659	$ 810,616	$718,998	$ 826,976
Liquidating preference per preferred share	$100,000	$100,000	$ 100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $859,537.
(f)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value and borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(g)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
34	Invesco Senior Income Trust

Notes to Consolidated Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Senior Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
The Trust may participate in direct lending opportunities through its indirect investment in the Invesco Senior Income Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Trust owns all beneficial and economic interests in the Invesco Senior Income Loan Origination Trust, a Massachusetts Business Trust (the “Loan Origination Trust”), which in turn owns all beneficial and economic interests in the LLC. The Trust may invest up to 25% of its total net assets in the Loan Origination Trust.
The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its consolidated financial statements.
A.	Security Valuations — Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
35	Invesco Senior Income Trust

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Cash and Cash Equivalents – For the purposes of the Consolidated Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
F.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
G.	Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
36	Invesco Senior Income Trust

H.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Demand Preferred Shares (“VRDP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
I.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
J.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Consolidated Statement of Operations.
L.	Forward Foreign Currency Contracts — The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
M.	Industry Focus — To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
N.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Other Risks – The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”),
37	Invesco Senior Income Trust

the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
P.	Leverage Risk — The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an annual fee of 0.85% based on the average daily managed assets of the Trust. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP.)
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2019, the Adviser waived advisory fees of $8,645.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2019, expenses incurred under this agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Trust.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.
38	Invesco Senior Income Trust

During the six-month period ended August 31, 2019, there were transfers from Level 2 to Level 3 of $17,601,404 due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $9,684,880, due to third-party vendor quotations utilizing more than one market quote.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$ —	$ 1,021,131,076	$ 88,751,894	$1,109,882,970
U.S. Dollar Denominated Bonds & Notes	—	91,677,801	—	91,677,801
Common Stocks & Other Equity Interests	15,424,764	8,235,212	15,364,043	39,024,019
Non-U.S. Dollar Denominated Bonds & Notes	—	12,098,074	—	12,098,074
Structured Products	—	5,475,121	—	5,475,121
Preferred Stocks	66,551	150,038	199,312	415,901
Money Market Funds	7,450,479	—	—	7,450,479
Investments Matured	—	—	443,019	443,019
Total Investments in Securities	22,941,794	1,138,767,322	104,758,268	1,266,467,384
Other Investments - Assets*
Forward Foreign Currency Contracts	—	2,012,950	—	2,012,950
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(520,372)	—	(520,372)
Total Other Investments	—	1,492,578	—	1,492,578
Total Investments	$22,941,794	$1,140,259,900	$104,758,268	$ 1,267,959,962

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2019:
	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/19
Variable Rate Senior Loan Interests	$ 65,361,351	$ 48,685,068	$ (25,523,735)	$ 87,800	$ 226,738	$ (291,657)	$ 9,741,172	$ (9,534,843)	$ 88,751,894
Common Stocks & Other Equity Interests	5,869,027	1,674,032	(61,406)	–	32,545	30,545	7,819,300	–	15,364,043
Preferred Stocks	248,407	–	–	–	–	81,517	19,425	(150,037)	199,312
Investments Matured	421,512	–	–	–	–	–	21,507	–	443,019
Total	$ 71,900,297	$ 50,359,100	$ (25,585,141)	$ 87,800	$ 259,283	$ (179,595)	$ 17,601,404	$ (9,684,880)	$ 104,758,268
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
NOTE 4—Derivative Investments
The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
39	Invesco Senior Income Trust

Value of Derivative Investments at Period-End
The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2019:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$2,012,950
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$2,012,950
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$ (520,372)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$ (520,372)
Offsetting Assets and Liabilities
The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2019.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America Merrill Lynch	$ 18,125	$ (15,175)	$ 2,950	$–	$–	$ 2,950
Barclays Bank PLC	253,898	(111,207)	142,691	–	–	142,691
Canadian Imperial Bank of Commerce	128,767	(129,014)	(247)	–	–	(247)
Citibank, N.A.	490,485	(103,664)	386,821	–	–	386,821
Goldman Sachs International	292,596	–	292,596	–	–	292,596
J.P. Morgan Chase Bank, N.A.	108,671	–	108,671	–	–	108,671
Morgan Stanley Capital Service	1,274	–	1,274	–	–	1,274
Royal Bank of Canada	298,666	(13,302)	285,364	–	–	285,364
Toronto Dominion Bank	420,468	(148,010)	272,458	–	–	272,458
Total	$2,012,950	$(520,372)	$1,492,578	$–	$–	$1,492,578
Effect of Derivative Investments for the six months ended August 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Consolidated Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$1,887,978
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,333,465
Total	$3,221,443
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$167,239,641
40	Invesco Senior Income Trust

NOTE 5—Investments in Other Affiliates
The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended August 31, 2019.
	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 08/31/19	Dividend Income
Cygnus Business Media, Inc., Common Shares	$0	$–	$–	$–	$–	$0	$–
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and "Trustees’ and Officers’ Fees and Benefits" includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 7—Cash Balances and Borrowings
The Trust has entered into a $350 million revolving credit and security agreement which will expire on December 5, 2019. The revolving credit and security agreement is secured by the assets of the Trust.
During the six months ended August 31, 2019, the average daily balance of borrowings under the revolving credit and security agreement was $263,141,304 with a weighted interest rate of 1.76%. The carrying amount of the Trust’s payable for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Consolidated Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Trust may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding
NOTE 8—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2019. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.
Borrower	Type		Principal Amount(a)	Value
Heartland Dental, LLC	Delayed Draw Term Loan		$ 3,224	$ 3,129
IAP Worldwide Services	Revolver Loan		1,794,337	1,794,337
Manna Pro Products, LLC	Delayed Draw Term Loan		439,138	434,746
Mavis Tire Express Services Corp.	Delayed Draw Term Loan		209,508	205,974
Monitronics International Inc.	Revolver Loan		426,266	426,266
Pacific Gas and Electric Co.	Delayed Draw Term Loan		1,022,182	1,022,182
Spectrum Holdings III Corp.	Delayed Draw Term Loan		13,795	12,778
SRAM, LLC	Delayed Draw Term Loan		666,930	666,930
Transtar Holding Co.	Delayed Draw Term Loan		160,277	160,277
Unilabs Diagnostics AB	Revolver Loan	EUR	942,706	1,028,922
Vue International Bidco PLC	Delayed Draw Term Loan	EUR	62,622	69,334
				$ 5,824,875
(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.
Currency Abbreviations:
EUR – Euro
NOTE 9—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010
41	Invesco Senior Income Trust

can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$1,181,480	$97,528,247	$98,709,727

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2019 was $435,232,637 and $439,622,010, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 29,473,139
Aggregate unrealized (depreciation) of investments	(97,370,748)
Net unrealized appreciation (depreciation) of investments	$ (67,897,609)
Cost of investments for tax purposes is $1,335,857,571.
NOTE 11—Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:
	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Beginning shares	180,036,160	180,036,160
Shares issued through dividend reinvestment	—	—
Ending shares	180,036,160	180,036,160
The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 12—Variable Rate Demand Preferred Shares
On June 14, 2018, the Trust issued 1,250 Series W-7 VRDP Shares with a liquidation preference of $100,000 per share to Barclays Bank PLC, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of the VRDP Shares were used to redeem all of the Trust’s outstanding Variable Rate Term Preferred Shares. VRDP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. The Trust is required to redeem all outstanding VRDP Shares on June 1, 2028, unless earlier redeemed or repurchased. VRDP Shares are subject to an optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.
The Trust incurred costs in connection with the transfer of the VRDP Shares that are recorded as a deferred charge and are being amortized over a period of ten years to June 1, 2028. Amortization of these costs is included in Interest, facilities and maintenance fees on the Consolidated Statement of Operations, and the unamortized balance is included in the value of Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities.
Dividends paid on the VRDP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2019, the dividend rate is equal to the USD LIBOR interest rate plus a spread of 0.15%, which is based on the short-term credit rating assigned to the VRDP Shares by Moody’s Investors Service, Inc. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRDP Shares during the six-month period ended August 31, 2019 were $125,000,000 and 2.50%, respectively.
The Trust is subject to certain restrictions relating to the VRDP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VRDP Shares at the maximum liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VRDP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities. The fair value of VRDP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VRDP Shares, and therefore the “spread” on the VRDP Shares (determined in accordance with the VRDP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VRDP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially and/or the credit rating assigned to the VRDP Shares is
42	Invesco Senior Income Trust

downgraded. Unpaid dividends on VRDP Shares are recognized as Accrued interest expense on the Consolidated Statement of Assets and Liabilities. Dividends paid on VRDP Shares are recognized as a component of Interest, facilities and maintenance fees on the Consolidated Statement of Operations.
NOTE 13—Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2019:
Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2019	$0.0230	September 18, 2019	September 30, 2019
October 1, 2019	$0.0240	October 16, 2019	October 31, 2019
43	Invesco Senior Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Invesco Senior Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End Loan Participation Funds Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year, as well as initiatives taken to enhance shareholder value including the implementation of a loan origination strategy for the Fund.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual

44                         Invesco Senior Income Trust

management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

45                         Invesco Senior Income Trust

Distribution Information
Correction notice
The following table sets forth on a per share basis the distribution that was paid in August 2019. Included in the table is a written statement of the sources of the distribution on a generally accepted accounting principles (“GAAP”) basis.
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
8/30/2019	VVR	$0.0205	$0.000	$0.0025	$0.0230
Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for federal income tax purposes. This Notice is sent to comply with certain Securities and Exchange Commission requirements.
46	Invesco Senior Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on August 9, 2019 and was adjourned until August 23, 2019. The Meeting on August 23, 2019 was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Cynthia Hostetler	155,631,604.52	3,387,866.77
	Eli Jones	155,719,899.55	3,299,571.73
	Ann Barnett Stern	155,673,512.51	3,345,958.77
	Raymond Stickel, Jr.	155,646,606.77	3,372,864.52
(2).	Prema Mathai-Davis	550.00	0.00

47                         Invesco Senior Income Trust

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
SEC file number: 811-08743	VK-CE-SINC-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Senior Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 7, 2019